Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes
	Year ended March 31,
	2020	2021	2022
	$	$	$

Hong Kong	673	(233)	100
China	229	(458)	354
Myanmar	(6)	91	114
	896	(600)	568

Schedule of income tax (credit) expense
	Year ended March 31,
	2020	2021	2022
	$	$	$
Current tax:

Hong Kong
Current tax	11	5	-
(Over)/under provision in prior year	-	7	(5)

China
Current tax	-	-	-
(Over)/under provision in prior year	-	-	-

Myanmar
Current tax	-	-	-

Deferred tax	198	(158)	106

Total	209	(146)	101

Schedule of effective income tax rate reconciliation
	Year ended March 31,
	2020	2021	2022
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	26.9	25.5	30.8
Changes in valuation allowances	1.1	(18.4)	(1.9)
Overprovision of profits tax in prior year	-	(1.1)	(0.9)
Effect of different tax rate of subsidiaries operating in other jurisdictions	1.8	5.7	6.3
Tax effect of tax losses not recognized	0.1	2.0	(4.4)
Tax effect of changes in tax rate	-	-	(3.7)
Utilization of tax losses previously not recognized	(11.6)	(6.8)	(3.7)
Others	(11.5)	0.9	(21.2)
Effective tax rate	23.3	24.3	17.8

Schedule of deferred income tax liabilities (assets)
	As of March 31,
	2021	2022
	$	$
Deferred tax liabilities:
Deferred severance payment	392	-
Property, plant and equipment	5	4
Operating lease right-of-use assets	632	389
Total deferred tax liabilities	1,029	393

Deferred tax assets:
Lease liabilities	(421)	(256)
Tax loss carry forwards	(520)	(491)
Deferred deductible expenses	(74)	-
Valuation allowance	593	494
Total deferred tax assets	(422)	(253)
Net deferred tax liabilities	607	140

Schedule of valuation allowance
	Year ended March 31,
	2020	2021	2022
	$	$	$

At the beginning of the year	668	552	593
Current year (reduction) addition	(116)	41	(99)

At the end of the year	552	593	494